SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Excalibur Management Corporation
Address: 3 Post Office Square #700
         Boston  MA  02109-3905

13F File Number:  28-5354

The institutional investment manager filing this report and the peron by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael A. Delduchetto
Title:   President
Phone:   617-451-6707
Signature, Place, and Date of Signing:

   Michael A. Delduchetto      Boston, Massachusetts       January 21, 2010

Report Type  (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    0

Form 13F Information Table Entry Total:  53

Form 13F Information Table Value Total:  $69,293

List of Other Included Managers:

none

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579y101      271  3274.00 SH       SOLE                  3274.00
ABBOTT LABORATORIES            COM              002824100     1112 20600.00 SH       SOLE                 20600.00
ALCOA INC.                     COM              013817101      193 12000.00 SH       SOLE                 12000.00
ALLION HEALTHCARE INC          COM              019615103      131 20000.00 SH       SOLE                 20000.00
ALLOY INC.                     COM              019855303      267 34292.00 SH       SOLE                 34292.00
AMDOCS LTD                     COM              G02602103     1474 51658.00 SH       SOLE                 51658.00
AMGEN, INC.                    COM              031162100      447  7900.00 SH       SOLE                  7900.00
AT&T INC                       COM              00206R102     9051 322916.00SH       SOLE                322916.00
BANK OF AMERICA CORP           COM              060505104      259 17178.00 SH       SOLE                 17178.00
BERKSHIRE HATHAWAY INC-CL B    COM              084670207     1242   378.00 SH       SOLE                   378.00
BP PLC-SPONS ADR               COM              055622104      641 11061.00 SH       SOLE                 11061.00
BRISTOL-MYERS SQUIBB CO.       COM              110122108      701 27750.00 SH       SOLE                 27750.00
CAREGUIDE INC.                 COM              14171a200        5 167000.00SH       SOLE                167000.00
CARLISLE COMPANIES             COM              142339100     8934 260770.09SH       SOLE                260770.09
CHEVRONTEXACO CORP             COM              166764100      297  3862.00 SH       SOLE                  3862.00
CISCO SYSTEMS                  COM              17275R102      476 19890.00 SH       SOLE                 19890.00
CONOCOPHILLIPS                 COM              20825c104     2000 39169.00 SH       SOLE                 39169.00
CVS CAREMARK CORP.             COM              126650100      772 23958.00 SH       SOLE                 23958.00
DELIA*S INC                    COM              246911101       70 37607.00 SH       SOLE                 37607.00
EMC CORP MASS                  COM              268648102     1112 63630.00 SH       SOLE                 63630.00
EXXON MOBIL CORP               COM              30231g102     2748 40299.00 SH       SOLE                 40299.00
FIRST BANCORP INC.             COM              31866p102      544 35300.00 SH       SOLE                 35300.00
GENERAL ELECTRIC               COM              369604103     3318 219274.00SH       SOLE                219274.00
GENERAL MILLS INC              COM              370334104      577  8150.00 SH       SOLE                  8150.00
GENZYME CORP GENERAL DIVISION  COM              372917104      256  5233.00 SH       SOLE                  5233.00
GOLDMAN SACHS                  COM              38141g104      248  1466.00 SH       SOLE                  1466.00
GRAFTECH INTERNATIONAL LTD     COM              384313102      187 12000.00 SH       SOLE                 12000.00
IDEARC INC                     COM              451663108        0 10000.00 SH       SOLE                 10000.00
INDEPENDENT BANK CORP MA       COM              453836108     1121 53755.01 SH       SOLE                 53755.01
INTEL CORP                     COM              458140100      870 42665.00 SH       SOLE                 42665.00
INTERNATIONAL BUSINESS MACHINE COM              459200101     1316 10057.00 SH       SOLE                 10057.00
INTERNATIONAL PAPER CO.        COM              460146103      214  8000.00 SH       SOLE                  8000.00
ISHARES LEHMAN 1-3 YEAR TRS BD COM              464287457      247  2978.00 SH       SOLE                  2978.00
ISHARES TR S & P 100 INDEX FD  COM              464287101      322  6263.00 SH       SOLE                  6263.00
JOHNSON & JOHNSON              COM              478160104     5533 85898.00 SH       SOLE                 85898.00
KINDER MORGAN ENERGY PARTNERS  COM              494550106      470  7700.00 SH       SOLE                  7700.00
LAKELAND BANCORP INC           COM              511637100      224 35000.00 SH       SOLE                 35000.00
MCGRAW-HILL COS                COM              580645109      201  6000.00 SH       SOLE                  6000.00
MERCK & COMPANY                COM              58933Y105     1930 52816.00 SH       SOLE                 52816.00
MICROSOFT                      COM              594918104     2473 81146.00 SH       SOLE                 81146.00
PEPSICO                        COM              713448108     2051 33741.00 SH       SOLE                 33741.00
PFIZER                         COM              717081103     4455 244908.00SH       SOLE                244908.00
PHARMATHENE INC                COM              71714g102      127 65000.00 SH       SOLE                 65000.00
PHILIP MORRIS INTERNATIONAL    COM              718172109      555 11525.00 SH       SOLE                 11525.00
PNC BANK                       COM              693475105      317  6000.00 SH       SOLE                  6000.00
PROCTER & GAMBLE               COM              742718109     1844 30414.00 SH       SOLE                 30414.00
SCHLUMBERGER LTD               COM              806857108      252  3864.00 SH       SOLE                  3864.00
SOUTHERN CO COM                COM              842587107      295  8868.00 SH       SOLE                  8868.00
STANDARD & POOR'S DEPOSITARY R COM              78462f103      430  3863.00 SH       SOLE                  3863.00
US BANCORP                     COM              902973304      318 14137.00 SH       SOLE                 14137.00
VALLEY NATIONAL BANCORP        COM              919794107      297 21000.00 SH       SOLE                 21000.00
VERIZON COMMUNICATIONS         COM              92343v104     5761 173893.00SH       SOLE                173893.00
VANGUARD INDEX EXTENDED MARKET                  922908207      335 10248.1070SH      SOLE               10248.1070